Condensed Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Operating expenses:
General and administrative expense		$ 30,697	$ 26,311	[1]	$ 27,645
Long-term incentive compensation expense		5,499	5,987	[1]	7,040
Total operating expenses		346,984	470,026	[1]	332,459
Loss from operations		143,866	26,210	[1]	211,819
Other (expense) income:
Interest income		613	408	[1]	125
Net other expense		(121,506)	(87,533)	[1]	(91,140)
Income tax benefit		(1,618)	3,447	[1]	(6,695)
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 19,365	$ (52,483)	[1]	$ 108,408
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per common share
Basic		$ 0.34	$ (0.93)	[1]	$ 1.90
Diluted		$ 0.34	$ (0.93)	[1]	$ 1.90
Weighted average shares outstanding (in thousands):
Basic		56,845	56,608	[1]	56,953
Diluted		57,159	56,608	[1]	57,093
Other comprehensive income:
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 19,572	$ (52,716)	[1]	$ 108,168
Parent Company
Operating expenses:
General and administrative expense		2,664	2,657	[2],[3]	2,966	[3]
Long-term incentive compensation expense		904	363	[2],[3]	432	[3]
Total operating expenses		3,568	3,020	[2],[3]	3,398	[3]
Loss from operations		(3,568)	(3,020)	[2],[3]	(3,398)	[3]
Other (expense) income:
Equity in net income (loss) of subsidiaries		22,933	(49,470)	[2],[3],[4]	111,806	[3]
Interest income	[2],[3]		4
Net other expense		22,933	(49,466)	[2],[3]	111,806	[3]
Income (loss) before income tax		19,365	(52,486)	[2],[3]	108,408	[3]
Income tax benefit		0	3	[2],[3]	0	[3]
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 19,365	$ (52,483)	[2],[3]	$ 108,408	[3]
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per common share
Basic		$ 0.34	$ (0.93)	[2],[3]	$ 1.90	[3]
Diluted		$ 0.34	$ (0.93)	[2],[3]	$ 1.90	[3]
Weighted average shares outstanding (in thousands):
Basic		56,845	56,608	[2],[3]	56,953	[3]
Diluted		57,159	56,608	[2],[3]	57,093	[3]
Other comprehensive income:
Foreign currency translation adjustments		$ 207	$ (233)	[2],[3]	$ (240)	[3]
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 19,572	$ (52,716)	[2],[3]	$ 108,168	[3]

[1]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 'Immaterial Correction of Errors in Prior Periods").
[3]	Certain amounts for the years ended December 31, 2016 and 2015 have been reclassified to conform with 2017 presentation.
[4]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods").